Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 49,466	$ 81,151
Cash and cash equivalents - Fair Value	49,466	81,151
Restricted cash - Book Value	2,598	5,307
Restricted cash - Fair Value	2,598	5,307
Ship mortgage notes and premium - Book Value	662,402	661,463
Ship mortgage notes and premium - Fair Value	548,274	572,214
Other long-term debt, net of deferred finance cost - Book Value	365,717	403,906
Other long-term debt, net of deferred finance cost - Fair Value	365,717	407,687
Due from related parties, long-term - Book Value	54,218	54,593
Due from related parties, long-term - Fair Value	$ 54,218	$ 54,593